As filed with the Securities and Exchange Commission on July 19, 1999

                                                      Registration No. 333-70901

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


     [ ] Pre-Effective Amendment No.___ [ ] Post-Effective Amendment No. 1
                                                                        ---

                            INVESCO BOND FUNDS, INC.
                     (formerly, INVESCO Income Funds, Inc.)
               (Exact Name of Registrant as Specified in Charter)


                              7800 E. Union Avenue
                             Denver, Colorado 80237
                    (Address of Principal Executive Offices)

                  P.O. Box 173706, Denver, Colorado 80217-3706
                                (Mailing Address)

                                 (303) 930-6300
                  (Registrant's Area Code and Telephone Number)

                               Glen A. Payne, Esq.
                              7800 E. Union Avenue
                             Denver, Colorado 80237
                     (Name and Address of Agent for Service)

                                   Copies to:
                           Clifford J. Alexander, Esq.
                              Susan M. Casey, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                                    2nd Floor
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9036

      Approximate Date of Proposed Public Offering: as soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.


      It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).


      Title of securities being registered: Common stock, par value $0.01 per share.

      No filing fee is required because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

Parts  A and B were previously filed.

                            INVESCO BOND FUNDS, INC.

                                     PART C

                                OTHER INFORMATION

Item 15.  Indemnification.

      Indemnification provisions for officers and directors of Registrant are set forth in Article VII, Section 2 of the Articles of Incorporation, and are hereby incorporated by reference. See Item 16 (1) below. Under these Articles, officers and directors will be indemnified to the fullest extent permitted to directors by the Maryland General Corporation Law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended, and the rules thereunder. Under the Investment Company Act of 1940, Fund directors and officers cannot be protected against liability to the Company or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of their office. The Company also maintains liability insurance policies covering its directors and officers.

Item 16.  Exhibits

EXHIBIT
NUMBER         DESCRIPTION
 (1)           (a)   Articles of Incorporation (Charter).(1)
               (b)   Articles of Amendment dated October 28, 1998.(3)
 (2)           Bylaws as amended July 21, 1993.(1)
 (3)           Not applicable.

 (4)           Plan of Reorganization and Termination.(5)

 (5) Provisions of instruments defining the rights of holders of Registrants securities are contained in the Articles of Incorporation Articles III, IV, VI and VII and By-laws Articles I, II, V, VI, VII, VIII, IX and XII.
 (6) Investment Advisory Agreement between Registrant and INVESCO Funds Group, Inc. dated February 28, 1997.(2)
 (7)           (a)  General   Distribution   Agreement  between  Registrant  and
                    INVESCO Funds Group, Inc. dated February 28, 1997.(2)
               (b)  General   Distribution   Agreement  between  Registrant  and
                    INVESCO Distributors, Inc. dated September 30, 1997.(2)
 (8)           (a)  Defined    Benefit    Deferred    Compensation    Plan   for
                    Non-Interested Directors and Trustees.(2)
               (b)  Amended  Defined   Compensation   Plan  for   Non-Interested
                    Directors and Trustees.(3)
 (9) Custody Agreement between Registrant and State Street Bank and Trust Company dated July 1, 1994.(1)
                    (a) Amendment   to  Custody  Agreement   dated   October 25,
                        1995.(1)
                    (b) Data Access Addendum dated May 19, 1997.(2)
 (10) Plan and Agreement of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated April 30, 1993.(2)
               (a)  Amendment of Plan and Agreement of Distribution  pursuant to
                    12b-1  under the  Investment  Company Act of 1940 dated July
                    19, 1995.(1)
               (b)  Amended Plan and Agreement of Distribution  adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated
                    January 1, 1997.(2)
               (c)  Amended Plan and Agreement of Distribution  adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated
                    September 30, 1997.(2)
 (11) Opinion and Consent of Kirkpatrick & Lockhart LLP as to the legality of the securities being registered.(4)

 (12) Opinion and Consent of Kirkpatrick & Lockhart LLP regarding certain tax matters in connection with Short-Term Bond Fund and Select Income Fund (filed herewith).

 (13)          (a)  Administrative  Services  Agreement  between  Registrant and
                    INVESCO Funds Group, Inc. dated February 28, 1997.(2)
               (b) Transfer Agency Agreement between Registrant and INVESCO Funds Group, Inc. dated February 28, 1997.(2)

 (14)          Consent of PricewaterhouseCoopers LLP.(5)

 (15)          Financial Statements - None
 (16) Powers of Attorney - incorporated herein by reference to Powers of Attorney filed with the Securities and Exchange Commission on January 9, 1990, January 16, 1990, May 22, 1992, March 31, 1994,
               October 23, 1995, October 30, 1996 and October 30, 1997.

 (17)          Form of Amended Proxy.(5)


---------------------------------------

(1) Previously filed on EDGAR with Post-Effective Amendment No. 36 to the Registrant's Registration Statement on October 30, 1996 and incorporated herein by reference.

(2) Previously filed on EDGAR with Post-Effective Amendment No. 37 on October 30, 1997 and incorporated by reference herein.

(3) Previously filed on EDGAR with Post-Effective Amendment No. 38 to the Registrant's Registration Statement on October 29, 1998 and incorporated herein by reference.

(4) Incorporated herein by reference to the Registration Statement on Form N-14 filed on January 21, 1999.


(5) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 filed on March 17, 1999.



Item 17.  Undertakings.

      (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933 (33
Act), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

      As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1 to this Registration Statement has been signed on behalf of the Registrant, in the City of Denver and the State of Colorado, on this 15th day of June, 1999.


                                    INVESCO Bond Funds, Inc.
                                    (formerly INVESCO Income Funds, Inc.)



/s/ Glen A. Payne                   By:   /s/ Mark H. Williamson
-----------------                         ----------------------
Glen A. Payne                             Mark H. Williamson
Secretary                                 President

      Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1 to this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                                     TITLE                  DATE


                                    President, Director and
 /s/ Mark H. Williamson             Chief Executive Officer    June 15, 1999
------------------------------
Mark H. Williamson




 /s/ Ronald L. Grooms               Treasurer and              June 15, 1999
------------------------------      Chief Financial and
Ronald L. Grooms                    Accounting Officer




*                                   Director                   June 15, 1999
------------------------
Victor L. Andrews




*                                   Director                   June 15, 1999
------------------------
Bob R. Baker




*                                   Director                   June 15, 1999
------------------------
Charles W. Brady




*                                   Director                   June 15, 1999
------------------------
Wendy L. Gramm




*                                   Director                   June 15, 1999
------------------------
Lawrence H. Budner




*                                   Director                   June 15, 1999
------------------------
Fred A. Deering




*                                   Director                   June 15, 1999
------------------------
Larry Soll

*                                   Director                   June 15, 1999
------------------------
Kenneth T. King




*                                   Director                   June 15, 1999
------------------------
John W. McIntyre

By
     -------------------
       Edward F. O'Keefe
       Attorney in Fact




By  */s/ Glen A. Payne                                         June 15, 1999
    --------------------------
       Glen A. Payne
       Attorney in Fact

* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this Registration Statement on Form N-14 of the Registrant on behalf of the above-named directors and officers of the Registrant have been filed with the Securities and Exchange Commission on January 9, 1990, January 16, 1990, May 22, 1992, March 31, 1994, October 23, 1995, October 30,
1996 and October 30, 1997.